Deconsolidation	12 Months Ended
Dec. 31, 2017
Deconsolidation [Abstract]
DECONSOLIDATION
10.	DECONSOLIDATION

In December, 2015, the Group entered a series of arrangements to dispose its 100% equity interests in Zhongcheng Futong Co., Ltd. (“CFO Zhongcheng”) who hold 90% equity interests in CFO Securities Consulting with third parties. Pursuant to the arrangements, the cash consideration was $9,322,850. With the assistance of a third party appraiser, the fair value of the 10% retained noncontrolling investment of $477,393 was recognized as a cost method investment in the consolidated balance sheets (Note 8), as the Group did not have any significant influence over CFO Securities Consulting. The Group recorded a gain on the interest sold and the retained noncontrolling investment of $9,161,948 in the consolidated statement of comprehensive income for the year ended December 31, 2015.

In April 2016, the Group completed the disposal of its 100% equity interests in Shanghai Fenxin Information Technology Co., Ltd. (“CFO Fenxin”) who hold 90% equity interests in CFO Meining to third parties, based on the aforementioned a series of arrangements. Pursuant to the arrangements, the cash consideration was $21,675,518 and completely received in 2016. With the assistance of a third party appraiser, the fair value of the 10% retained noncontrolling investment of $807,265 was recognized as a cost method investment in the consolidated balance sheets (Note 8), as the Group did not have any significant influence over CFO Meining. The Group recorded a gain on the interest sold and the retained noncontrolling investment of $22,445,303 in the consolidated statement of comprehensive income for the year ended December 31, 2016.

In December, 2015, the Company entered a contractual arrangement with third parties to transfer its 15% equity interests in CFO Aishang, which was previously owned 55% equity interests by the Group. Pursuant to the arrangements, the cash consideration was $3,861. With the assistance of a third party appraiser, the fair value of the 40% retained noncontrolling investment of $985,586 was recognized as an equity method investment in the consolidated balance sheets (Note 9). The Group recorded a gain on the interest sold and the retained noncontrolling investment of $837,853 in the consolidated statement of comprehensive income for the year ended December 31, 2015.

In the second quarter of 2016, the Company fully disposed Henghui (Tianjin) Precious Metals Investment Co., Ltd. (“CFO Henghui”) and Shanghai Yongfu Enterprises Management Consulting Co., Ltd. (“CFO Yongfu”) to third parties, respectively. Both entities were previously owned 57.07% equity interests by the Company. Pursuant to the arrangement, the total cash consideration was $710,659 and $3,800, respectively, and all the consideration was received in 2016. The Group recorded a loss on the interest sold and the retained noncontrolling investment of $3,921,387 and $202,363 in the consolidated statement of comprehensive income for the year ended December 31, 2016, respectively.

Furthermore, the Company deregistered two insignificant affiliates in the second quarter of 2016, which were both previously owned 70.25% equity interest by the Group. The Group recorded a gain on the interest sold and the retained noncontrolling investment of $319 in the consolidated statement of comprehensive income for the year ended December 31, 2016.

In September, 2016, the Company fully disposed iSTAR International Wealth Management Co., Ltd. (“iSTAR Wealth Management”), which was previously owned 85% equity interests by the Company to a third party of Tianfeng Securities Co., Ltd.. Pursuant to the arrangement, the total cash consideration was $3,002,628, of which $2,835,782 was received in 2016. The Group recorded a gain on the interest sold and the retained noncontrolling investment of $2,245,827 in the consolidated statement of comprehensive income for the year ended December 31, 2016.

In the first quarter of 2017, the Company fully disposed Shanghai Stockstar Asset Management Co., Ltd. ("Stockstar Asset Management") which was previously owned 100% equity interests by the Company. Pursuant to the arrangement, the total cash consideration was $1,451,723 and all the consideration was received in 2017. The Group recorded a gain on the interest sold and the retained noncontrolling investment of $1,080 in the consolidated statement of comprehensive income for the year ended December 31, 2017.

Furthermore, the Company deregistered four affiliates, which were all previously owned 59.83% equity interest by the Group. The Group recorded a loss on the interest sold and the retained noncontrolling investment of $738,449 in the consolidated statement of comprehensive income for the year ended December 31, 2017.

In the second quarter of 2017, the Company fully disposed Zhengjin (Qingdao) Wisdom Trading Co., Ltd. ("CFO Zhengjin Qingdao") which was previously owned 59.83% equity interests by the Company. Pursuant to the arrangement, the total cash consideration was $159,907 and all the consideration was received in 2017. The Group recorded a loss on the interest sold and the retained noncontrolling investment of $1,259,044 in the consolidated statement of comprehensive income for the year ended December 31, 2017.

The gain on the interest sold and the retained noncontrolling investment was calculated as the difference between the aggregate of (i) the fair value of the consideration transferred, (ii) the fair value of any retained noncontrolling investment in the former affiliated company on the date the affiliated company was deconsolidated, if any, (iii) the carrying amount of any noncontrolling interest in the former subsidiary (including any accumulated other comprehensive income or loss attributable to the noncontrolling interests) on the date the subsidiary is deconsolidated, and (iv) the carrying amount of any noncontrolling interest in the former affiliated company on the date the affiliated company was deconsolidated, if applicable; and the carrying amount of the former affiliated company’s net assets.

None of the disposals described above was presented as discontinued operation, because none of the disposals meets the criteria of discontinued operation. To meet the criteria of discontinued operation, the disposal group must be qualified as a component of an entity. A component of an entity may be a reportable segment or an operating segment, a reporting unit, a subsidiary, or an asset group. The entities disposed by the company don’t constitute any reportable segment or operating segments, so none of the disposals presented as discontinued operations.